Basis of preparation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Taxation [Abstract]
Current year	$ 941	$ 430
Current taxation	929	421
Current year	21	5
Deferred taxation	$ 26	6
Previously reported
Taxation [Abstract]
Current year		409
Current taxation		400
Current year		26
Deferred taxation		27
Adjustments
Taxation [Abstract]
Current year		21
Current taxation		21
Current year		(21)
Deferred taxation		$ (21)